Supplemental Cash Flow Information - Movements on Liabilities from Financing Activities (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2017 JPY (¥)
Disclosure of detailed information about borrowings [Line Items]
Net liabilities, Beginning balance	¥ 21,925
Cash flows	(108)
Increase due to business combinations	496
Items such as foreign currency translation adjustments	4
Net liabilities, Ending balance	22,317
Short-term borrowings [Member]
Disclosure of detailed information about borrowings [Line Items]
Net liabilities, Beginning balance	21,925
Cash flows	(107)
Increase due to business combinations	405
Items such as foreign currency translation adjustments	1
Net liabilities, Ending balance	22,224
Borrowings which are due after one year [member]
Disclosure of detailed information about borrowings [Line Items]
Cash flows	(1)
Increase due to business combinations	91
Items such as foreign currency translation adjustments	3
Net liabilities, Ending balance	¥ 93